Cover	Mar. 31, 2024
Document Information [Line Items]
Document Type	N-2
Document Registration Statement	false
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BLUE OWL CREDIT INCOME CORP.
Entity Central Index Key	0001812554
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Entity Phone Fax Numbers [Line Items]
City Area Code	212
Local Phone Number	419-3000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Bryan Cole
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022